Business Combinations - Additional Information (Detail) - USD ($)		12 Months Ended
	Apr. 27, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Combinations [Line Items]
Total revenues		$ 4,244,265,000	$ 3,965,594,000	$ 3,818,749,000
Earnings from operations		690,737,000	700,381,000	677,266,000
Acquisition-related expenses		13,479,000	8,638,000	$ 909,000
Bluegrass Materials Company
Business Combinations [Line Items]
Date of acquisition	Apr. 27, 2018
Business acquisition in cash	$ 1,617,357,000
Gain on sale of business			14,785,000
Company acquired voting interest	100.00%
Total revenues		172,015,000
Earnings from operations		32,364,000
Acquisition-related expenses		$ 28,264,000	8,638,000
Increase in cost of sales			18,738,000
Bluegrass Materials Company | Pro Forma
Business Combinations [Line Items]
Acquisition-related expenses			$ 28,088,000
Bluegrass Materials Company | Beaver Creek
Business Combinations [Line Items]
Gain on sale of business	$ 0
Bluegrass Materials Company | Forsyth Quarry
Business Combinations [Line Items]
Gain on sale of business	$ 14,785,000